Commitment and Contingencies - Additional Information (Detail)			12 Months Ended
	Jan. 15, 2018 USD ($)	Jan. 15, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Operating Leased Assets [Line Items]
Operating leases, Rental expenses			$ 493,000	$ 577,000	$ 821,000
License committed to paying Amount			3,585,000	5,098,000	4,138,000
Revenue			7,101,000	$ 11,596,000	$ 8,971,000
Loss contingency, Obligated payment	$ 2,697,471	$ 79,477,648
Licensor
Operating Leased Assets [Line Items]
License committed to paying Amount			30,000
Revenue			$ 500,000
Licensor | Minimum
Operating Leased Assets [Line Items]
License agreement period			2018-01
Licensor | Maximum
Operating Leased Assets [Line Items]
License agreement period			2020-01